Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events
Subsequent Events
14.
Subsequent Events

Subsequent to June 30, 2025, the Company issued 3,475,000 common shares at an average price of $2.62 per share under the ATM program, providing gross and net proceeds of $9.1 million and $8.9 million, respectively.